EQUITY - Disclosure of movement in share capital (Details) - shares	1 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022
Movements in Share Options:
Exercise of share options			(1,703,908)	(171,945)
Share options
Movements in Share Options:
Opening balance			1,733,875	1,905,820
Exercise of share options		(1,703,908)	(1,703,908)	(171,945)
Expiration of share options	(29,967)		(29,967)
Ending balance			0	1,733,875